ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Payables And Accruals [Abstract]
Accrued Expenses

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2019	2020
Accrued professional fees	$401	$457
Accrued compensation	200	474
Accrued royalties	152	164
Accrued advertising expenses	76	25
Accrued director compensation and liability insurance	70	102
Other	381	294
	$1,280	$1,516